Fees Summary	Nov. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 498,675,000
Previously Paid Amount	0
Total Fee Amount	43,384.73
Total Offset Amount	$ 0
Narrative Disclosure

The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $498,675,000.

Net Fee	$ 43,384.73
Narrative - Max Aggregate Offering Price	$ 498,675,000
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true